SHORT-TERM DEBT AND LONG-TERM DEBT - Amortization schedules (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
SHORT-TERM DEBT AND LONG-TERM DEBT
Long-term debt	R$ 8,687,355	R$ 10,875,249
2023
SHORT-TERM DEBT AND LONG-TERM DEBT
Long-term debt		1,115,211
2024
SHORT-TERM DEBT AND LONG-TERM DEBT
Long-term debt	809,098	878,044
2025
SHORT-TERM DEBT AND LONG-TERM DEBT
Long-term debt	410,840	405,788
2026
SHORT-TERM DEBT AND LONG-TERM DEBT
Long-term debt	10,410	3,117,768
2027 em diante
SHORT-TERM DEBT AND LONG-TERM DEBT
Long-term debt	R$ 7,457,007	R$ 5,358,438